UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-01932

Valley Forge Fund, Inc.

 (Exact name of registrant as specified in charter)

1375 Anthony Wayne Dr.,  Wayne PA  19087

(Address of principal executive offices)             (Zip code)

Bernard B. Klawans

1375 Anthony Wayne Dr

Wayne PA  19087

(Name and address of agent for service)

Registrant's telephone number, including area code:  610-688-6839

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Valley Forge Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 84.43%

Consumer - 40.86%
10,000	Coca Cola Co.	$ 537,000
5,000	Diebold, Inc.	164,650
10,000	Fortune Brands	429,800
12,000	Kimberly Clark Corp.	707,760
4,000	McDonald's Corp.	228,280
20,000	Pep Boys Manny Moe & Jack	195,400
25,000	Sara Lee Corp.	278,500
30,000	Supervalu, Inc.	451,800
5,000	Target Corp.	233,400
8,333	Time Warner, Inc.	239,824
		3,466,414
Financial - 7.51%
5,000	Alliance Bernstein Holding LP	136,400
5,000	American Express Co.	169,500
5,000	Brown Forman Corp.	241,100
12,000	Fed Agriculture Mtg Corp.	90,000
		637,000
Healthcare - 6.06%
3,000	Becton Dickinson & Co.	209,250
5,000	Johnson & Johnson	304,450
		513,700
Industrial - 18.33%
20,000	General Electric Co.	328,400
5,000	Black & Decker Corp.	231,450
5,000	Caterpillar, Inc.	256,650
10,000	3M Co.	738,000
		1,554,500
Materials - 4.92%
1,300	Coeur D Alene Mines Corp. IDA *	26,650
15,000	Dow Chemical Corp.	391,050
		417,700
Technology - 6.75%
10,000	AT&T Corp.	270,100
10,000	Verizon Communications	302,700
		572,800

TOTAL FOR COMMON STOCKS (Cost $7,901,646) - 84.43%		$ 7,162,114

SHORT TERM INVESTMENTS - 15.43%
1,308,561	Fidelity Money Market Portfolio Select Class 0.25% ** (Cost $1,308,561)	1,308,561

TOTAL INVESTMENTS (Cost $9,210,207) - 99.85%		$ 8,470,675

OTHER ASSETS LESS LIABILITIES - 0.15%		12,632

NET ASSETS - 100.00%		$ 8,483,307

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Valley Forge Fund
1. SECURITY TRANSACTIONS

At September 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,210,207 amounted to $739,532, which consisted of aggregate gross unrealized appreciation of $908,3375 and aggregate gross unrealized depreciation of $1,647,908.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 8,470,675	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 8,470,675	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

By      /s/ Bernard B. Klawans

*

       Bernard B. Klawans, President

Date     November 10, 2009

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Bernard B. Klawans

*

       Bernard B. Klawans, President

Date  November 10, 2009

By    /s/ Sandra K. Texter

*

Sandra K. Texter, Secretary

Date  November 10, 2009

* Print the name and title of each signing officer under his or her signature.